RIGHT-OF-USE ASSETS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 3,576	$ 2,793
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	15 years